Borrowings - Schedule of Borrowings (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Borrowings [Abstract]
Mortgage borrowings	$ 1,804,950	$ 4,477,254
Short-term borrowings, related party	5,000,000
Total	$ 6,804,950	$ 4,477,254